Borrowings - Aggregate maturities of the above long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Aggregate maturities of the above long-term borrowings
Three months ending December 31, 2023	¥ 90,000	$ 12,465	¥ 70,000